Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral (Details of Assets Pledged Against Liabilities and Collateral Assets Held or Re-pledged) (Details) - CAD ($)
$ in Millions
	Oct. 31, 2024	Oct. 31, 2023
Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	$ 742,343	$ 635,554
Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	742,343	635,554
Bank assets [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	452,161	356,672
Bank assets [member] | Interest bearing deposits with banks [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	6,161	6,166
Bank assets [member] | Loans [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	205,337	130,829
Bank assets [member] | Securities [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	240,425	218,981
Bank assets [member] | Other assets [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	238	696
Third-party asset [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Collateral received and available for sale or repledging	364,178	355,147
Less: Collateral not repledged	(73,996)	(76,265)
Sources of pledged assets and collateral	290,182	278,882
Derivatives [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	15,964	14,696
Obligations related to securities lent or sold under repurchase agreements [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	186,777	162,284
Securities borrowing and lending [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	137,292	126,031
Obligations Related To Securities Sold Short [Member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	34,336	39,436
Securitization [Member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	36,806	29,135
Covered bonds [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	76,698	55,719
Clearing systems, payment systems, and depositories [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	10,540	11,863
Foreign governments and central banks [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	119,522	109,878
Other uses [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	$ 124,408	$ 86,512